Significant Transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about business combination [line items]
Interest income	$ 87,621	$ 93,389
Material Reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Interest income	$ 205	$ 242